FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturity within one year
Committed maturities for liability payments
Bank debt	$ 11,820,186	$ 56,401,282
Bonds payable	24,451,704	30,490,640
Lease obligations	9,625,901	9,631,011
Contractual obligations (1)	142,577,913	169,773,223
Total	188,475,704	266,296,156
More than 1 year up to 2 years
Committed maturities for liability payments
Bonds payable	5,417,447	11,942,889
Lease obligations	6,856,744	5,649,998
Contractual obligations (1)	39,637,714	28,578,074
Total	51,911,905	46,170,961
More than 2 years up to 3 years
Committed maturities for liability payments
Bonds payable	5,417,447	5,238,640
Lease obligations	6,416,267	5,434,476
Contractual obligations (1)	19,997,451	22,063,770
Total	31,831,165	32,736,886
More than 3 years up to 4 years
Committed maturities for liability payments
Bonds payable	5,417,447	5,238,640
Lease obligations	3,011,688	5,510,861
Contractual obligations (1)	19,180,962	17,429,919
Total	27,610,097	28,179,420
More than 5 years
Committed maturities for liability payments
Bank debt	92,960,992
Bonds payable	1,059,121,681	1,031,430,903
Lease obligations	2,304,613	4,295,783
Contractual obligations (1)	1,301,518	7,837,043
Total	$ 1,155,688,804	$ 1,043,563,729